Other current and non-current non-financial assets - Prospecting Conciliation (Details) - Metallic exploration - Chile - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Detailed Information About Reconciliation Of Economically Feasible Metalic Explorations [Line Items]
Opening balance	$ 18,154	$ 10,872
Additions	11,341	8,071
Reclassifications from Exploration in execution - Chile	8,864	1,906
Reclassifications to Exploration in Exploitation-Chile	(2,032)	(2,695)
Total changes	18,173	7,282
Total	$ 36,327	$ 18,154